Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Adjustable Rate FundA Portfolio of Federated Hermes Adjustable Rate Securities TrustINSTITUTIONAL SHARES (TICKER FEUNX) SERVICE SHARES (TICKER FEUGX)SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2020The Board of Trustees of Federated Hermes Adjustable Rate Securities Trust, on behalf of Federated Hermes Adjustable Rate Fund (the “Fund”), has approved a reduction in the Fund’s management fee from 0.30% to 0.25% of the Fund’s average daily net assets effective July 1, 2021. Accordingly, the following changes are made:1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) and Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)(as a percentage of offering price) NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable) NoneNoneExchange Fee NoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fee[1] 0.25%0.25%Distribution (12b-1) Fee NoneNoneOther Expenses [2]0.33%0.58%Total Annual Fund Operating Expenses[1] 0.58%0.83%Fee Waivers and/or Expense Reimbursements[1,3] (0.27)%(0.27)%Total Annual Fund Operating Expenses After Fee Waivers and/orExpense Reimbursements 0.31%0.56%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.2The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fee is currently anticipated to be incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2021, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS$59$186$324$726SS$85$265$460$1,0252. Under the section entitled “Who Manages the Fund?”, please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.25% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES ADJUSTABLE RATE FUND - IS CLASSANNUAL EXPENSE RATIO: 0.58%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$59.28$10,442.002$10,442.00$522.10$10,964.10$61.90$10,903.543$10,903.54$545.18$11,448.72$64.64$11,385.484$11,385.48$569.27$11,954.75$67.50$11,888.725$11,888.72$594.44$12,483.16$70.48$12,414.206$12,414.20$620.71$13,034.91$73.59$12,962.917$12,962.91$648.15$13,611.06$76.85$13,535.878$13,535.87$676.79$14,212.66$80.24$14,134.169$14,134.16$706.71$14,840.87$83.79$14,758.8910$14,758.89$737.94$15,496.83$87.49$15,411.23Cumulative$6,121.29$725.76FEDERATED HERMES ADJUSTABLE RATE FUND - SS CLASSANNUAL EXPENSE RATIO: 0.83%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$84.73$10,417.002$10,417.00$520.85$10,937.85$88.26$10,851.393$10,851.39$542.57$11,393.96$91.94$11,303.894$11,303.89$565.19$11,869.08$95.78$11,775.265$11,775.26$588.76$12,364.02$99.77$12,266.296$12,266.29$613.31$12,879.60$103.93$12,777.797$12,777.79$638.89$13,416.68$108.27$13,310.628$13,310.62$665.53$13,976.15$112.78$13,865.679$13,865.67$693.28$14,558.95$117.48$14,443.8710$14,443.87$722.19$15,166.06$122.38$15,046.18Cumulative$6,050.57$1,025.32June 25, 2021Federated Hermes Adjustable Rate Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455455 (6/21)© 2021 FederatedHermes, Inc.
Federated Hermes Adjustable Rate Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Adjustable Rate FundA Portfolio of Federated Hermes Adjustable Rate Securities TrustINSTITUTIONAL SHARES (TICKER FEUNX) SERVICE SHARES (TICKER FEUGX)SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2020The Board of Trustees of Federated Hermes Adjustable Rate Securities Trust, on behalf of Federated Hermes Adjustable Rate Fund (the “Fund”), has approved a reduction in the Fund’s management fee from 0.30% to 0.25% of the Fund’s average daily net assets effective July 1, 2021. Accordingly, the following changes are made:1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) and Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)(as a percentage of offering price) NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable) NoneNoneExchange Fee NoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fee[1] 0.25%0.25%Distribution (12b-1) Fee NoneNoneOther Expenses [2]0.33%0.58%Total Annual Fund Operating Expenses[1] 0.58%0.83%Fee Waivers and/or Expense Reimbursements[1,3] (0.27)%(0.27)%Total Annual Fund Operating Expenses After Fee Waivers and/orExpense Reimbursements 0.31%0.56%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.2The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fee is currently anticipated to be incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2021, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS$59$186$324$726SS$85$265$460$1,0252. Under the section entitled “Who Manages the Fund?”, please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.25% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES ADJUSTABLE RATE FUND - IS CLASSANNUAL EXPENSE RATIO: 0.58%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$59.28$10,442.002$10,442.00$522.10$10,964.10$61.90$10,903.543$10,903.54$545.18$11,448.72$64.64$11,385.484$11,385.48$569.27$11,954.75$67.50$11,888.725$11,888.72$594.44$12,483.16$70.48$12,414.206$12,414.20$620.71$13,034.91$73.59$12,962.917$12,962.91$648.15$13,611.06$76.85$13,535.878$13,535.87$676.79$14,212.66$80.24$14,134.169$14,134.16$706.71$14,840.87$83.79$14,758.8910$14,758.89$737.94$15,496.83$87.49$15,411.23Cumulative$6,121.29$725.76FEDERATED HERMES ADJUSTABLE RATE FUND - SS CLASSANNUAL EXPENSE RATIO: 0.83%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$84.73$10,417.002$10,417.00$520.85$10,937.85$88.26$10,851.393$10,851.39$542.57$11,393.96$91.94$11,303.894$11,303.89$565.19$11,869.08$95.78$11,775.265$11,775.26$588.76$12,364.02$99.77$12,266.296$12,266.29$613.31$12,879.60$103.93$12,777.797$12,777.79$638.89$13,416.68$108.27$13,310.628$13,310.62$665.53$13,976.15$112.78$13,865.679$13,865.67$693.28$14,558.95$117.48$14,443.8710$14,443.87$722.19$15,166.06$122.38$15,046.18Cumulative$6,050.57$1,025.32June 25, 2021Federated Hermes Adjustable Rate Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455455 (6/21)© 2021 FederatedHermes, Inc.